Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of summary of significant accounting policies [Abstract]
Cash and cash equivalents	£ 81,469	£ 86,703	£ 15,918	£ 19,990